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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

P. O. Box 32760, Louisville, Kentucky 40232-2760

(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P. O. Box 32760	780 North Water Street
Louisville, Kentucky 40232-2760	Milwaukee, Wisconsin 53202

(Name and address of agents for service)

Registrant’s telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS.

The Annual Report to Shareholders follows.

September 21, 2007

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the year ended August 31, 2007.

In somewhat of a surprise move, the Federal Reserve (the “Fed”) lowered short-term interest rates by decreasing the federal funds rate by 50 basis points at its regularly scheduled meeting held September 18, 2007. This is the first cut to the federal funds rate since June 2003. A rate cut of  1 /4 of 1% had been widely expected. The federal funds rate is the rate charged on overnight loans between banks. It is the primary monetary policy tool used by the Fed to influence the economy. It currently stands at 4 3/4%.

This rate cut will affect consumers and investors in many ways. Rates on various types of consumer loans including adjustable rate mortgages, home equity lines of credit, auto loans and credit card debt are directly tied to rates such as the prime rate directly impacted by this rate cut. Payments on these types of loans should be reduced in the coming months and consumers seeking new loans of these types will see lower rates.

Savers and investors will earn less on interest paying investments such as certificates of deposit, savings accounts and money market accounts. These types of investments typically reflect changes in interest rates within a short amount of time.

This  1/2 of 1 point rate cut comes after more than a month of volatility in financial markets that began with disruption in the mortgage industry. Until problems surfaced, many investors were not familiar with subprime mortgages or how those mortgages could affect their investments. Subprime mortgages are a type of mortgage loan typically made to borrowers who cannot qualify for a traditional mortgage because of poor credit histories, bankruptcies, delinquent payments or poor credit scores. Once these subprime mortgages are issued to borrowers, they are often packaged into pools that are used to create various types of securities which are then purchased by investors including mutual funds. The cash flow generated from the borrowers’ monthly payments then supports the payments on the created securities. As rising interest rates made many of these subprime mortgage holders unable to make their monthly payments, disruption spread through the industry and holders of the securities created from these mortgages as well as companies that originated or sold these types of mortgages faced increasing pressure from credit and liquidity issues. Fallout from these credit and liquidity issues have spread from the mortgage industry across virtually all financial sectors.

Many investors were unaware of their exposure to subprime mortgages through their investments in certain mutual funds including money market funds. Shareholders of the Hilliard-Lyons Government Fund, Inc. have no direct exposure to such volatile investments. The Fund invests exclusively in high-quality, short-term securities issued by the Federal Home Loan and Federal Farm Credit Banks. Such securities are rated AAA by both Moody’s and Standard & Poor’s. The Fund’s investments at August 31, 2007 are shown on the Schedule of Investments which follows beginning on page four of this report.

The portfolio allocation at August 31, 2007 is shown here:

Portfolio Allocation1

[1]	As a Percentage of total investments at August 31, 2007. Investments are subject to change daily.

Higher interest rates earned on the Fund’s investments during the year ended August 31, 2007 are reflected in the total return for the year of 4.56%, the highest level for the five years shown in the table and the highest level earned since 2001. Interest rates on the securities the Fund invests in have since fallen following the cut in the federal funds rate.

Federal Reserve Chairman, Ben Bernanke stated in testimony to the House Financial Services Committee on September 20, 2007 that the credit crisis has created “significant market stress” and reiterated that regulators would take steps necessary to curb fallout from the mortgage industry’s problems. In the statement accompanying the rate cut on September 18, 2007, the Fed indicated it would closely monitor financial conditions and “act as needed” to promote steady economic growth and stable inflation. Fed officials have said they would not cut rates to help market investors who made poor business decisions but would act if it were felt that problems in financial markets were spreading to the broader economy. Opinions currently are mixed as to whether the Fed will take further action at the next scheduled meeting of the Federal Reserve to be held October 30-31, 2007.

We will continue our investment strategy of investing exclusively in short-term securities we feel are of the highest credit quality. Our shareholders can rest assured we take the responsibility of managing their investment seriously and will do our best to be of valuable service to them. This focus on high quality, short-term securities issued by the Federal Home Loan and Federal Farm Credit Banks lets the Fund pursue its investment objective of liquidity with the highest level of current income consistent with the preservation of capital. Interest earned by the Fund on these investments has the added benefit of flowing through to shareholders as dividends free of state income taxes in all states. This creates a higher net yield.*

Shareholders of the Fund have easy and immediate access to their money by same day withdrawals (until 12:00 noon Eastern time) or by utilizing the Fund’s completely free checkwriting service. There is no limit on the number of checks that can be written plus no minimum check amount.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we remain committed to serving you to the best of our abilities.

JOSEPH C. CURRY, JR. President	DIANNA P. WENGLER Senior Vice President and Treasurer

*Hilliard Lyons does not offer tax or legal advice. Please consult your tax advisor or attorney before making any decision that may affect your situation.

Understanding Your Fund’s Expenses

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period March 1, 2007 to August 31, 2007. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 3/1/07	Ending Account Value 8/31/07	Net Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,022.67	.76%	$3.87
Hypothetical 5% Return	$1,000.00	$1,021.35	.76%	$3.87

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 184/365 (to reflect the one-half year period).

Information About Proxy Voting by the Fund

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

Information About the Fund’s Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HILLIARD-LYONS GOVERNMENT FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Fair Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* —100.3%**
$20,297,000	Federal Home Loan Bank Discount Note	4.260%	09/04/07	$20,289,896
20,000,000	Federal Home Loan Bank Discount Note	5.176	09/04/07	19,991,583
40,000,000	Federal Home Loan Bank Discount Note	5.234	09/05/07	39,977,289
25,000,000	Federal Home Loan Bank Discount Note	5.217	09/06/07	24,982,257
35,000,000	Federal Home Loan Bank Discount Note	5.270	09/07/07	34,970,075
25,000,000	Federal Farm Credit Bank Discount Note	5.237	09/10/07	24,968,000
30,000,000	Federal Home Loan Bank Discount Note	5.233	09/11/07	29,957,333
35,000,000	Federal Farm Credit Bank Discount Note	5.249	09/12/07	34,945,351
30,000,000	Federal Home Loan Bank Discount Note	5.217	09/13/07	29,948,900
30,000,000	Federal Home Loan Bank Discount Note	5.259	09/14/07	29,944,317
20,000,000	Federal Farm Credit Bank Discount Note	5.247	09/17/07	19,954,578
35,000,000	Federal Home Loan Bank Discount Note	5.210	09/18/07	34,915,708
35,000,000	Federal Home Loan Bank Discount Note	5.275	09/19/07	34,910,138
30,000,000	Federal Farm Credit Bank Discount Note	5.245	09/20/07	29,918,775
29,000,000	Federal Home Loan Bank Discount Note	5.270	09/21/07	28,917,350
15,000,000	Federal Home Loan Bank Discount Note	5.259	09/24/07	14,950,933
20,000,000	Federal Farm Credit Bank Discount Note	5.232	09/25/07	19,931,733
32,000,000	Federal Home Loan Bank Discount Note	5.275	09/26/07	31,885,889
28,000,000	Federal Farm Credit Bank Discount Note	5.240	09/27/07	27,896,665
25,000,000	Federal Home Loan Bank Discount Note	5.254	09/28/07	24,904,094
30,000,000	Federal Farm Credit Bank Discount Note	5.238	10/01/07	29,872,500
35,000,000	Federal Home Loan Bank Discount Note	5.231	10/02/07	34,845,689
40,000,000	Federal Home Loan Bank Discount Note	5.269	10/03/07	39,817,600
20,000,000	Federal Home Loan Bank Discount Note	5.204	10/04/07	19,906,683
40,000,000	Federal Home Loan Bank Discount Note	5.270	10/05/07	39,806,200
35,000,000	Federal Home Loan Bank Discount Note	5.211	10/09/07	34,811,953
30,000,000	Federal Home Loan Bank Discount Note	5.270	10/10/07	29,833,275
25,000,000	Federal Home Loan Bank Discount Note	4.986	10/11/07	24,864,444
15,000,000	Federal Home Loan Bank Discount Note	5.227	10/11/07	14,914,833
30,000,000	Federal Home Loan Bank Discount Note	5.270	10/12/07	29,824,725
30,000,000	Federal Home Loan Bank Discount Note	5.248	10/15/07	29,811,900
40,000,000	Federal Home Loan Bank Discount Note	5.270	10/17/07	39,737,800
30,000,000	Federal Home Loan Bank Discount Note	5.264	10/19/07	29,795,000
30,000,000	Federal Home Loan Bank Discount Note	5.264	10/24/07	29,773,646
25,000,000	Federal Home Loan Bank Discount Note	5.248	10/25/07	24,808,188
25,000,000	Federal Home Loan Bank Discount Note	5.241	10/26/07	24,805,017
25,000,000	Federal Home Loan Bank Discount Note	5.250	10/31/07	24,787,083
25,000,000	Federal Home Loan Bank Discount Note	5.249	11/02/07	24,779,986

HILLIARD-LYONS GOVERNMENT FUND, INC.

SCHEDULE OF INVESTMENTS—continued

August 31, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Fair Value

$30,000,000	Federal Home Loan Bank Discount Note	5.218%	11/06/07	$29,720,600
45,000,000	Federal Home Loan Bank Discount Note	5.264	11/07/07	44,570,781
25,000,000	Federal Farm Credit Bank Discount Note	5.248	11/08/07	24,758,695
20,000,000	Federal Home Loan Bank Discount Note	5.250	11/13/07	19,792,761
15,000,000	Federal Home Loan Bank Discount Note	4.819	11/14/07	14,855,083
25,000,000	Federal Home Loan Bank Discount Note	5.234	11/15/07	24,734,635
40,000,000	Federal Home Loan Bank Discount Note	4.968	11/16/07	39,591,289
20,000,000	Federal Home Loan Bank Discount Note	5.274	11/19/07	19,774,850
40,000,000	Federal Home Loan Bank Discount Note	5.261	11/21/07	39,539,650
20,000,000	Federal Home Loan Bank Discount Note	5.051	11/23/07	19,773,133
15,000,000	Federal Home Loan Bank Discount Note	5.009	11/26/07	14,825,133
30,000,000	Federal Home Loan Bank Discount Note	4.899	11/27/07	29,654,175
40,000,000	Federal Home Loan Bank Discount Note	5.108	11/28/07	39,513,556
20,000,000	Federal Home Loan Bank Discount Note	4.983	11/30/07	19,757,750
30,000,000	Federal Home Loan Bank Discount Note	5.060	12/20/07	29,549,458
22,000,000	Federal Home Loan Bank Discount Note	4.954	01/10/08	21,616,134
17,930,000	Federal Home Loan Bank Discount Note	5.262	01/11/08	17,597,339
40,000,000	Federal Home Loan Bank Discount Note	5.256	01/16/08	39,230,517
25,000,000	Federal Home Loan Bank Discount Note	5.009	01/18/08	24,532,323
35,000,000	Federal Home Loan Bank Discount Note	4.971	01/25/08	34,318,667
15,000,000	Federal Home Loan Bank Discount Note	5.248	01/30/08	14,682,271

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(amortized cost—$1,647,346,186)			1,647,346,186

	TOTAL INVESTMENTS—100.3%
	(amortized cost—$1,647,346,186***)			1,647,346,186

	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3%)			(4,314,858)

	NET ASSETS—100.0%			$1,643,031,328

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.
**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
***	Also represents cost for federal income tax purposes.

HILLIARD-LYONS GOVERNMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS

Investments, (at amortized cost which approximates fair value (identified and tax cost—$1,647,346,186))	$1,647,346,186

Cash	237

Prepaid expenses	7,369

TOTAL ASSETS	1,647,353,792

LIABILITIES

Dividends payable	3,258,209

Due to affiliates—Note B

Investment advisory fee	397,180

Shareholder services fee	313,689

Administration services fee	251,697

Accrued directors’ fees	7,683

Accrued expenses	94,006

TOTAL LIABILITIES	4,322,464

NET ASSETS	$1,643,031,328

Shares of beneficial interest outstanding	1,643,031,328

Net asset value, offering and redemption price per share (net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

STATEMENT OF OPERATIONS

August 31, 2007

INVESTMENT INCOME
Interest	$80,768,564

EXPENSES
Investment advisory fee—Note B	4,485,366
Shareholder services fee—Note B	3,623,658
Administration services fee—Note B	2,779,463
Printing and other expenses	274,552
Custodian fees and expenses	197,950
Directors’ fees	109,160
Insurance expense	108,588
Legal and audit fees	73,870
Registration fees	58,900
Transfer agent fees and expenses	45,470

Total expenses	11,756,977

Net investment income	69,011,587

Net increase in net assets resulting from operations	$69,011,587

STATEMENT OF CHANGES IN NET ASSETS

	For the year ended August 31,
	2007	2006
FROM OPERATIONS
Net investment income	$69,011,587	$51,178,421

Net increase in net assets resulting from operations	69,011,587	51,178,421

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(69,011,587)	(51,178,421)

Total dividends	(69,011,587)	(51,178,421)

FROM CAPITAL SHARE TRANSACTIONS
Net capital share transactions (at $1.00 per share)—Note C	246,943,409	17,596,403

NET ASSETS
Beginning of year	1,396,087,919	1,378,491,516

End of year	$1,643,031,328	$1,396,087,919

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	For the years ended August 31,
	2007	2006	2005		2004		2003
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.04	0.04	0.02	(a)	0.01	(a)	0.01	(a)

Total from investment operations	0.04	0.04	0.02		0.01		0.01

Less distributions:

From net investment income	(0.04)	(0.04)	(0.02)		(0.01)		(0.01)

Total distributions	(0.04)	(0.04)	(0.02)		(0.01)		(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total investment return	4.56%	3.70%	1.70%		0.53%		0.63%

SUPPLEMENTAL DATA

Net assets, end of year (000’s omitted)	$1,643,031	$1,396,088	$1,378,492		$1,427,543		$1,607,234

RATIOS TO AVERAGE NET ASSETS

Operating expenses	0.76%	0.80%	0.79	%(b)	0.58	%(c)	0.69	%(d)

Net investment income	4.47%	3.64%	1.69	%(b)	0.53	%(c)	0.65	%(d)

(a)	Net of voluntary investment advisory fee waiver by the Adviser.
(b)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .79% and 1.69% respectively, for the year ended August 31, 2005.
(c)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33% respectively, for the year ended August 31, 2004.
(d)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .77% and .57% respectively, for the year ended August 31, 2003.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2007

NOTE A—SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2007 and 2006 was as follows:

	For the years ended August 31,
	2007	2006
Distributions paid from ordinary income	$69,011,587	$51,178,421

Total distributions	$69,011,587	$51,178,421

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Pronouncements: The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) entitled “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” on June 15, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement

HILLIARD-LYONS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS—continued

AUGUST 31, 2007

No. 109, “Accounting for Income Taxes”, and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Based on our evaluation, we have concluded that there are no significant uncertain tax positions requiring recognition in our financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value and expands disclosures about fair value measurements. The Fund will adopt SFAS 157 during the fiscal year ending August 31, 2008. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures.

NOTE B—INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On October 11, 2007, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the “Adviser”). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the year ended August 31, 2007.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, for the period September 1, 2006 through December 31, 2006, the Adviser received a monthly fee from the Fund at the annual rate of 25 basis points of the Fund’s average daily net assets for shareholder services. Beginning January 1, 2007, the Adviser receives a monthly fee from the Fund at the annual rate of 25 basis points on the first $1.25 billion of average daily net assets, 15 basis points on the next $250 million of average daily net assets, 13 basis points on the next $500 million of average daily net assets, 10 basis points on the next $250 million of average daily net assets and 5 basis points on average daily net assets exceeding $2.25 billion for shareholder services. The Adviser also receives a monthly fee for administration services of 18 basis points of the Fund’s average daily net assets.

HILLIARD-LYONS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS—continued

AUGUST 31, 2007

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000, the board of director chair an additional annual retainer of $3,500, the audit committee chair an additional annual retainer of $3,000, the nominating committee chair an additional annual retainer of $1,500, a fee of $2,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the year ended August 31, 2007 were $112,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C—CAPITAL STOCK

At August 31, 2007, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,643,031,328. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the years ended August 31,
	2007	2006
Shares sold	6,123,984,992	5,713,185,689
Shares issued to shareholders in reinvestment of dividends	66,789,294	48,617,357
Less shares repurchased	(5,943,830,877)	(5,744,206,643)

Net increase in capital shares	246,943,409	17,596,403

NOTE D—INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Hilliard-Lyons Government Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Hilliard-Lyons Government Fund, Inc. (the “Fund”), including the schedule of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

October 11, 2007

HILLIARD-LYONS GOVERNMENT FUND, INC.

MANAGEMENT INFORMATION CHART

(UNAUDITED)

Name and Address Independent Directors	Position held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex overseen by Director	Other Directorships Held by Director
Lindy B. Street 406 Wynfield Close Court Louisville, KY 40206 Age: 61	Director and Chair of the Board	Indefinite; since November 2, 1999	Retired, former Senior Vice President of Marketing & Public Affairs of Columbia/HCA Healthcare Corporation	1	None

J. Robert Shine 222 East Market Street New Albany, IN 47150 Age: 83	Director	Indefinite; since October 17,1989	Chairman and Certified Public Accountant, Monroe Shine & Co., Inc.	1	None

William A. Blodgett, Jr. 850 Dixie Highway Louisville, KY 40210 Age: 60	Director	Indefinite; since December 2, 2005	Senior Vice President and Deputy General Counsel, Brown-Forman Corp.	1	None

Gregory A. Wells 10172 Linn Station Road Louisville, KY 40223 Age: 48	Director	Indefinite; since December 2, 2005	Executive Vice President and Chief Financial Officer, NTS Realty Capital, Inc. and Managing General Partner, NTS Realty Holdings LP	1	None

Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-1A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, www.sec.gov. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the Adviser at (888) 878 -7845 (toll-free).

Officers of the Fund
Joseph C. Curry, Jr. 500 West Jefferson Street Louisville, KY 40202 Age: 62	President	Annually	Senior Vice President, J.J.B. Hilliard, W.L. Lyons, Inc.	N/A	N/A

Dianna P. Wengler 500 West Jefferson Street Louisville, KY 40202 Age: 47	Senior Vice President and Treasurer	Annually	Vice President, J.J.B. Hilliard, W.L. Lyons, Inc.	N/A	N/A

Edward J. Veilleux 5 Brook Farm Court Hunt Valley, MD 21030 Age: 64	Vice President and Chief Compliance Officer	Annually	President, EJV Financial Services, LLC	N/A	N/A

Stephanie J. Ferree 500 West Jefferson Street Louisville, KY 40202 Age: 29	Assistant Vice President and Secretary	Annually	Mutual Fund Administrator, J.J.B. Hilliard, W.L. Lyons, Inc.	N/A	N/A

Timothy P. Riordan 500 West Jefferson Street Louisville, KY 40202 Age: 43	Assistant Vice President	Annually	Vice President, J.J.B. Hilliard, W.L. Lyons, Inc.	N/A	N/A

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

The Board of Directors (the “Board”) of the Hilliard-Lyons Government Fund, Inc. (the “Fund”) considered the renewal of the Fund’s investment advisory agreement (the “Agreement”) with J.J.B. Hilliard, W.L. Lyons, Inc. (the “Adviser”) at a meeting of the Board held on October 11, 2007. The Board consists of four members, all of whom are “non-interested” directors as defined in the Investment Company Act of 1940 (the “Independent Directors”). Prior to the meeting, the Board requested and received certain informational materials.

In addition to the materials provided to the Board prior to the meeting, the Adviser presented additional information at the meeting. The Adviser also responded to questions from the Independent Directors. Among other things, the Board received information concerning: (1) the nature, extent and quality of the services provided by the Adviser; (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been or will be realized as the Fund grows; and (5) the extent to which fee levels reflect the economies of scale, if any, for the benefit of the Fund’s shareholders. The Board’s independent counsel, Godfrey & Kahn, S.C., assisted the Board in its review of the information that the Adviser provided and provided a memorandum to the Board describing its duties and responsibilities in connection with the renewal of the Agreement. The Board also met in executive session with its independent counsel to consider and discuss the information that the Adviser provided.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Board evaluated the nature, extent and quality of the services that the Adviser provides on the basis of the functions that the Adviser performs, and the quality and stability of the staff committed to those functions, the Adviser’s Form ADV, the Adviser’s favorable compliance record and financial condition and its background and history in providing services to the Fund. The Board considered the Adviser’s disciplined investment decision-making process used for the Fund. The Board also considered other services that the Adviser renders to the Fund in its capacity as its investment adviser, such as providing some of its key personnel available to serve as officers of the Fund, ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Board and overseeing the Fund’s other service providers. The Board further noted that the Adviser, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Fund and spends time and effort marketing the Fund. The Board also considered the fact that the Adviser has not experienced any significant legal, compliance or regulatory difficulties. Based on the information provided and the Board’s prior experience with the Adviser, the Board concluded that the nature and extent of the services that the Adviser provides under the Agreement, as well as the quality of those services, is satisfactory.

COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Board examined the fee and expense information for the Fund, including a comparison of such information to other similarly situated mutual funds as determined by Lipper Inc. (“Lipper”). The Board also examined the total expense ratio of the Fund relative to all other mutual funds in its Lipper category based on the Fund’s unaudited semiannual report data from February 28, 2007, annualized to reflect a fiscal year-end of August 31, 2007.

The Board reviewed financial information provided by the Adviser, including information concerning its costs in providing services to the Fund and its profitability. The Board determined that the advisory fees paid by the Fund were competitive with those of other funds in its peer group. The Board further noted that the Fund’s actual total expenses are above the median due, in part, to the Fund’s payment of

RENEWAL OF INVESTMENT ADVISORY AGREEMENT—Continued

(UNAUDITED)

shareholder servicing and administration fees to the Adviser at a rate greater than the rates paid by other funds in its peer group. The Board determined that the Adviser devoted sufficient financial and other resources to fulfill its responsibilities to the Fund and that the profits realized by the Adviser were reasonable given the costs of providing services to the Fund.

The Board noted that the Adviser does not manage other funds or accounts with investment objectives comparable to that of the Fund. Consequently, there was no basis to compare the Fund’s performance with other funds or accounts that the Adviser manages.

Based on the information provided, the Board concluded that the amount of advisory fees that the Fund pays to the Adviser is reasonable in light of the nature and quality of the services provided.

INVESTMENT PERFORMANCE OF THE FUND

The Board reviewed information prepared by Lipper as of August 31, 2007 concerning the Fund’s investment performance, both absolutely as well as compared to other funds in its peer group. The Board determined that the Fund’s performance compared favorably with other funds in its peer group over an extended period of time, which reflected favorably on the high quality of the Adviser’s staff assigned to the Fund. The Board also considered the Adviser’s quarterly portfolio reviews explaining the Fund’s performance, the Adviser’s consistent and disciplined investment decision process and the investment strategies it employs for the Fund. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES

In considering the overall fairness of the Agreement, the Board assessed the degree to which economies of scale will be realized as the Fund grows as well as the extent to which fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The materials that the Adviser provided to the Board reflected economies that have been achieved as the Fund has grown in that certain costs of providing services to the Fund either remain stable or increase at a lesser rate than the rate of growth of the Fund’s assets. The Board reviewed the pattern of growth in the Fund’s assets and the Fund’s expense ratio as well as the amount of fees voluntarily waived by the Adviser during recent periods when the market yields on the Fund’s portfolio were very low. The Board also noted that the Fund, and its shareholders, have shared in the economies of scale realized as the Fund has grown through reductions in the overall level of advisory fees through the achievement of breakpoints in the Adviser’s fee schedule. The Board determined that the fee schedule, including breakpoints, in the Agreement is reasonable and appropriate and that further breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets.

OTHER BENEFITS TO THE ADVISER

Given the nature of the Fund, the Adviser advised the Board that it derives minimal, if any, indirect benefits from its relationship with the Fund. Therefore, the fees that the Adviser earns as the Fund’s investment adviser are the principal benefit according to the Adviser as a result of its relationship with the Fund. The Board believes that the Fund generally benefits from its association with the Adviser and the use of the “Hilliard-Lyons” name. Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved the renewal of the Fund’s Agreement on the basis that its terms and conditions are fair to, and in the best interests of, the Fund and its shareholders.

HILLIARD-LYONS GOVERNMENT FUND, INC.

500 West Jefferson Street

Louisville, Kentucky 40202

(502) 588-8400

Investment Adviser, Administrator

and Distributor

J.J.B. Hilliard, W.L. Lyons, Inc.

500 West Jefferson Street

Louisville, Kentucky 40202

(502) 588-8400

Custodian and Transfer Agent

State Street Bank and Trust Company

John Adams Building – 2N

1766 Heritage Drive

North Quincy, Massachusetts 02105

Legal Counsel

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

Independent

Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street – Chair

William A. Blodgett, Jr.

J. Robert Shine

Gregory A. Wells

OFFICERS

Joseph C. Curry, Jr. – President

Dianna P. Wengler – Senior Vice President

and Treasurer

Edward J. Veilleux – Vice President

and Chief Compliance Officer

Stephanie J. Ferree – Assistant Vice President

and Secretary

Timothy P. Riordan – Assistant Vice President

Hilliard-Lyons

Government Fund, Inc.

Annual Report

August 31, 2007

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the code, nor were there any implicit or explicit waivers to the provisions of the code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that there are two financial experts serving on the audit committee. Mr. J. Robert Shine and Mr. Gregory A. Wells are the audit committee financial experts and are considered to be independent in accordance with Commission rules. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit fees for fiscal years ended August 31, 2007 and August 31, 2006 were $23,000.00 and $21,525.00, respectively.

(b) Audit-related fees for fiscal years ended August 31, 2007 and August 31, 2006 were $2,728.00 and $1,960.00, respectively. All fees are for out-of-pocket expenses.

(c) Tax fees for fiscal years ended August 31, 2007 and August 31, 2006 were $6,250.00 and $5,940.00, respectively. All fees are for preparation of the U.S. income tax returns Form 1120-RIC and U.S. excise tax Form 8613.

(d) There were no other fees for the fiscal year ended August 31, 2007 and August 31, 2006.

“Audit fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements. “Audit-related fees” are fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. “Tax fees” are fees billed for professional services rendered by the principal accountant for preparation of tax forms, tax compliance, tax advice and tax planning.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit, audit-related and tax services provided by the principal accountant during fiscal years 2007 and 2006. During the last two fiscal years, there were no non-audit services rendered by the principal accountant to registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under Securities Exchange Act.

	(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Code of Ethics. Not Applicable.

	(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(a)(3)	Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President

Date: October 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler
Dianna P. Wengler
Senior Vice President and Treasurer
Date: October 31, 2007

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President

Date: October 31, 2007